FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended
Mar. 31, 2022
FAIR VALUE MEASUREMENTS
Schedule of Company's assets that are measured at fair value on a recurring basis

	Amount at
Description	Fair Value	Level 1	Level 2	Level 3
March 31, 2022
Assets
Investments held in Trust Account - U.S. Treasury bills	$235,801,285	$235,801,285	$—	$—
Liabilities
Derivative liability - Forward Purchase and Backstop Securities	$1,039,690	$—	$—	$1,039,690

Schedule of change in the fair value of the warrant liabilities

Fair value as of December 31, 2021	$—
Initial measurement as of March 23, 2022	448,380
Change in fair value	591,310
Fair value as of March 31,2022	$1,039,690

Schedule of quantitative information regarding Level 3 fair value measurements inputs

As of March 23, 2022 (Initial
Measurement)
Fair value of Forward Purchase and Backstop Securities	$10.34
Present value of Forward Purchase and Backstop Securities	$10.00
Time to Business Combination (years)	0.52
Risk-free rate	0.95%
Discount factor	99.50%
Expected redemption rate	85.00%
Probability of completing an initial Business Combination	32.50%
Fair value of Forward Purchase and Backstop Securities	$448,380

The following table provides the significant inputs to the valuation for the Forward Purchase and Backstop Securities liability as of March 31, 2022:

At March 31, 2022
Fair value of Forward Purchase and Backstop Securities	$10.78
Present value of Forward Purchase and Backstop Securities	$10.00
Time to Business Combination (years)	0.50
Risk-free rate	1.06%
Discount factor	99.50%
Expected redemption rate	85.00%
Probability of completing an initial Business Combination	35.0%
Fair value of Forward Purchase and Backstop Securities	$1,039,690